Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Terms Of Interest Rate Swap Agreements
The following table summarizes the notional amounts and fair values of our designated cash flow hedges as of September 30, 2013 and December 31, 2012 (in thousands):

	Notional Amount				Fair Value at September 30, 2013 (USD)			Fair Value at December 31, 2012 (USD)
	September 30, 2013		December 31, 2012		Other Assets	Other Accrued Expenses	Other Noncurrent Liabilities	Other Accrued Expenses	Other Noncurrent Liabilities
Interest rate swap agreements
USD denominated		$420,000		$520,000	$—	$—	$8,631	$705	$12,791
GBP denominated		£50,000		£50,000	—	—	937	—	2,135
CAD denominated	C$	25,000	C$	25,000	52	—	—	—	12
Foreign currency forward contracts
EUR denominated		€149,976	—		—	7,964	—	—	—
GBP denominated		£70,000	—		—	7,439	—	—	—
Total cash flow hedges					$52	$15,403	$9,568	$705	$14,938

The following table summarizes the terms of our interest rate swap agreements as of December 31, 2012:

Notional Amount	Effective Date	Maturity Date	Fixed Interest Rate*
USD $250,000,000	October 14, 2010	October 14, 2015	3.31%
USD $100,000,000	April 14, 2011	October 14, 2013	2.86%
USD $60,000,000	November 30, 2011	October 31, 2016	2.95%
USD $60,000,000	November 30, 2011	October 31, 2016	2.94%
USD $50,000,000	December 30, 2011	December 30, 2016	2.94%
GBP £50,000,000	November 30, 2011	October 30, 2016	3.11%
CAD $25,000,000	December 30, 2011	March 24, 2016	3.17%

* Includes applicable margin of 1.75% per annum on LIBOR or CDOR-based debt in effect as of December 31, 2012 under the Credit Agreement.